Summary of Significant Accounting Policies (Details) - Schedule of operating results of the VIEs - VIE’s [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of operating results of the VIEs [Abstract]
Revenue	$ 209,981,306	$ 170,911,999	$ 96,879,173
Operating expenses	218,805,217	174,364,008	90,776,328
Net income (loss)	$ (8,338,701)	$ (2,850,415)	$ 4,576,721